ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Global Opportunity Portfolio

(the “Portfolios”)

Supplement dated SEPTEMBER 13, 2021

to the Statement of Additional Information (“SAI”)

dated April 30, 2021 (the “SAI”), as supplemented from time to time

Effective September 1, 2021, the Officers tables under the “Management of the Trust” section of the SAI of ALPS Variable Investment Trust (the “Trust”) are hereby deleted and replaced in their entirety with the following:

OFFICERS

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***
Robert D. McClure (1969)	Treasurer	Since August 2021	Mr. McClure joined ALPS in 2020 and is currently Director of Research at AAI. From 2014 to 2019, Mr. McClure served as Client Portfolio Manager at Oppenheimer Funds, Inc. Mr. McClure also serves as Treasurer of Principal Real Estate Income Fund, and RiverNorth Opportunities Fund, Inc.
Matthew Sutula (1985)	Chief Compliance Officer	Since September 2019	Mr. Sutula joined ALPS in 2012 and is currently Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for ALPS.
Brendan R. Hamill (1986)	Secretary	Since September 2021	Mr. Hamill joined ALPS in 2021 as Vice President and Senior Counsel. Prior to joining ALPS, Mr. Hamill was an attorney at Lewis Brisbois Bisgaard and Smith LLP from December 2018 to August 2021. Prior to Lewis Brisbois Bisgaard & Smith, Mr. Hamill was an attorney at Vedder Price, P.C. from August 2015 to December 2018.
Michelle D. Stallworth (1971)	Assistant Secretary	Since March 2019	Ms. Stallworth joined ALPS in June 2014 and is currently Investment Company Act Paralegal of ALPS. Prior to joining ALPS, Ms. Stallworth served as Senior Paralegal for Great-West Life & Annuity Insurance Company (2012-2014).

*	All communications to Officers may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Officer began serving the Trust. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE